Mining interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Mining Interests
Beginning balance	$ 1,928.0
Ending balance	1,828.3	$ 1,928.0
COST
Mining Interests
Beginning balance	3,249.7	2,948.9
Additions	299.9	309.8
Disposals	9.1	7.0
Transfers	0.0	0.0
Government grant		(2.0)
Sale of Blackwater	214.6
Ending balance	3,325.9	3,249.7
ACCUMULATED DEPRECIATION
Mining Interests
Beginning balance	(1,321.7)	(1,095.5)
Disposals	(7.2)	(3.1)
Sale of Blackwater	(6.6)
Depreciation for the period	189.7	229.3
Ending balance	(1,497.6)	(1,321.7)
Depletable
Mining Interests
Beginning balance	619.7
Ending balance	660.3	619.7
Depletable | COST
Mining Interests
Beginning balance	1,451.1	1,262.7
Additions	57.7	87.3
Disposals	0.0	0.2
Transfers	60.6	101.3
Government grant		0.0
Sale of Blackwater	0.0
Ending balance	1,569.4	1,451.1
Depletable | ACCUMULATED DEPRECIATION
Mining Interests
Beginning balance	(831.4)	(717.0)
Disposals	0.0	0.0
Sale of Blackwater	0.0
Depreciation for the period	77.7	114.4
Ending balance	(909.1)	(831.4)
Non- depletable
Mining Interests
Beginning balance	409.0
Ending balance	300.4	409.0
Non- depletable | COST
Mining Interests
Beginning balance	409.0	367.6
Additions	85.7	43.5
Disposals	0.0	0.1
Transfers	0.0	0.0
Government grant		(2.0)
Sale of Blackwater	194.3
Ending balance	300.4	409.0
Non- depletable | ACCUMULATED DEPRECIATION
Mining Interests
Beginning balance	0.0	0.0
Disposals	0.0	0.0
Sale of Blackwater	0.0
Depreciation for the period	0.0	0.0
Ending balance	0.0	0.0
Plant & equipment
Mining Interests
Beginning balance	769.9
Ending balance	710.6	769.9
Plant & equipment | COST
Mining Interests
Beginning balance	1,260.2	1,191.4
Additions	68.3	75.5
Disposals	9.1	6.7
Transfers	0.0	0.0
Government grant		0.0
Sale of Blackwater	20.3
Ending balance	1,299.1	1,260.2
Plant & equipment | ACCUMULATED DEPRECIATION
Mining Interests
Beginning balance	(490.3)	(378.5)
Disposals	(7.2)	(3.1)
Sale of Blackwater	(6.6)
Depreciation for the period	112.0	114.9
Ending balance	(588.5)	(490.3)
Construction in progress
Mining Interests
Beginning balance	129.4
Ending balance	157.0	129.4
Construction in progress | COST
Mining Interests
Beginning balance	129.4	127.2
Additions	88.2	103.5
Disposals	0.0	0.0
Transfers	(60.6)	(101.3)
Government grant		0.0
Sale of Blackwater	0.0
Ending balance	157.0	129.4
Construction in progress | ACCUMULATED DEPRECIATION
Mining Interests
Beginning balance	0.0	0.0
Disposals	0.0	0.0
Sale of Blackwater	0.0
Depreciation for the period	0.0	0.0
Ending balance	$ 0.0	$ 0.0